RELATED PARTY TRANSACTIONS	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jul. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

6. RELATED PARTY TRANSACTIONS

Our principal corporate office is located at 4400 Biscayne Blvd., Miami, Florida. We occupy this space from Frost Real Estate Holdings, LLC, which is a company controlled by Dr. Phillip Frost, a member of the Board of Directors and one of our largest beneficial shareholders. We previously leased the approximately 1,800 square feet under a lease agreement, which commenced with a five-year term on January 1, 2008 and expired on December 31, 2012, and then we went on a month-to-month basis and then in February 2016 the office space rent was reduced to $0 per month.

For the periods ended December 31, 2025 and 2024, the Company did not record any rent expense related to the Miami lease. At December 31, 2025 and July 31, 2025 there was $0 rent payable.

The Company has related party notes outstanding, as described below in Note 7.

The Company is under common control with multiple entities and the existence of that control could result in operating results or financial position of each individual entity significantly different from those that would have been obtained if the entities were autonomous. One of those related parties, OPKO Health, Inc. (“OPKO”) and the Company are under common control and OPKO has a one percent ownership interest in the Company that OPKO has accounted for as an equity method investment due to the ability to significantly influence the Company.

5. RELATED PARTY TRANSACTIONS

The Company is provided office space in Miami, Florida on a month-to-month basis by a company controlled by Dr. Phillip Frost, who is the beneficial owner of more than 10% of the Company’s common stock. For the six months ended June 30, 2026 and 2025, the Company did not record any rent expense related to the Miami lease. At June 30, 2026 and 2025 there was no rent payable.

The Company’s Chief Financial Officer serves as the Chief Financial Officer of Cocrystal Pharma, Inc., a clinical stage Nasdaq listed biotechnology company, and in which Dr. Frost serves on the Board.

See Note 6 for notes payable to related parties.

6. RELATED PARTY TRANSACTIONS

Our principal corporate office is located at 4400 Biscayne Blvd., Miami, Florida. We occupy this space from Frost Real Estate Holdings, LLC, which is a company controlled by Dr. Phillip Frost, a member of the Board of Directors and one of our largest beneficial shareholders. We previously leased the approximately 1,800 square feet under a lease agreement, which commenced with a five-year term on January 1, 2008 and expired on December 31, 2012, and then we went on a month-to-month basis and then in February 2016 the office space rent was reduced to $0 per month.

For the years ended July 31, 2025 and 2024, the Company did not record any rent expense related to the Miami lease. At July 31, 2025 and 2024 there was $0 rent payable.

Accounts payable at July 31, 2025 includes $13,100 due to an officer and director of the Company.

The Company has related party notes outstanding, as described below in Note 7.

The Company is under common control with multiple entities and the existence of that control could result in operating results or financial position of each individual entity significantly different from those that would have been obtained if the entities were autonomous. One of those related parties, OPKO Health, Inc. (“OPKO”) and the Company are under common control and OPKO has a one percent ownership interest in the Company that OPKO has accounted for as an equity method investment due to the ability to significantly influence the Company.